Nifty India Financials ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 101.1%

India — 101.1%
Financials — 101.1%
Axis Bank *	33,959	$323,504
Bajaj Finance	4,263	356,788
Bajaj Finserv	2,013	384,725
Cholamandalam Investment and Finance	26,248	167,809
HDFC Asset Management	3,694	141,681
HDFC Bank	69,425	1,330,797
HDFC Life Insurance	37,982	338,936
Housing Development Finance	30,972	1,016,022
ICICI Bank	118,959	1,091,037
ICICI Lombard General Insurance	14,551	288,566
ICICI Prudential Life Insurance	25,861	219,965
Kotak Mahindra Bank	14,985	333,228
Mahindra & Mahindra Financial Services	39,543	80,452
Muthoot Finance	7,223	150,910
Piramal Enterprises	8,091	252,097
Power Finance	77,455	135,259
REC	61,891	125,670
SBI Life Insurance	24,848	366,835
Shriram Transport Finance	13,355	249,476
State Bank of India	60,633	351,829

Total Common Stock
(Cost $6,867,582)		7,705,586

Total Investments - 101.1%
(Cost $6,867,582)		$7,705,586

Percentages based on Net Assets of $7,618,982.

*	Non-income producing security.

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ending July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

IND-QH-001-0200